Submission	Apr. 29, 2025
Submission [Line Items]
Central Index Key	0001418135
Registrant Name	Keurig Dr Pepper Inc.
Registration File Number	333-266989
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES